Eaton Vance Florida Insured Municipals Fund
                       Eaton Vance Hawaii Municipals Fund
                     Eaton Vance High Yield Municipals Fund
                       Eaton Vance Kansas Municipals Fund
      Supplement to Statements of Additional Information dated June 1, 2002


Effective October 1, 2002, Kristin S. Anagnost has replaced James L. O'Connor as Treasurer of Florida Insured, Hawaii and Kansas Portfolios. Barbara E. Campbell has replaced Mr. O'Connor as Treasurer of the High Yield Portfolio. The following amends the biographical information in the Trustees and Officers tables under "Management and Organization":

                      Position(s) with the          Term of Office and
Name and Age            Trust/Portfolio             Length of Service           Principal Occupation(s) During Past Five Years
------------          --------------------          ------------------          ----------------------------------------------
PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

JAMES L. O'CONNOR       Treasurer of                    Since 1993              Vice President of BMR, Eaton Vance and EVD.
04/01/45                the Trust                                               Officer of 100 investment companies managed by
                                                                                Eaton Vance or BMR.

KRISTIN S. ANAGNOST     Treasurer of Florida            Since 2002              Vice President of BMR and Eaton Vance.  Officer
6/12/65                 Insured, Hawaii and                                     of 105 investment companies managed by Eaton Vance
                        Kansas Portfolios                                       or BMR.

BARBARA E. CAMPBELL     Treasurer of High               Since 2002              Vice President of BMR and Eaton.  Officer
6/19/57                 Yield Portfolio                                         of 178 investment companies managed by Eaton Vance
                                                                                or BMR.


October 9, 2002